FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 235	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 238	[X]

(Check appropriate box or boxes)

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 235 relates to the FLAG-Forensic Accounting Long-Short ETF, Hull Tactical US ETF, REX Gold Hedged S&P 500 ETF, REX VolMAXXTM Long VIX Weekly Futures Strategy ETF, REX VolMAXXTM Short VIX Weekly Futures Strategy ETF, and ETF Industry Exposure & Financial Services ETF (collectively, the “Funds”), each a separate series of Exchange Traded Concepts Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 235 to Registration Statement No. 333-156529 be signed on its behalf by the undersigned, duly authorized, in the City of Oklahoma City, State of Oklahoma, on this 19th day of April, 2018.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 235 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

* David M. Mahle	Trustee	April 19, 2018

* Kurt Wolfgruber	Trustee	April 19, 2018

* Mark A. Zurack	Trustee	April 19, 2018

*	Trustee	April 19, 2018
Timothy J. Jacoby

/s/ J. Garrett Stevens J. Garrett Stevens	Trustee and President	April 19, 2018

* James J. Baker Jr.	Treasurer	April 19, 2018
* /s/ J. Garrett Stevens J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase